Summary of Significant Accounting Policies (Schedule of Cash Flow Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Interest paid	$ 936	$ 728
Income taxes paid	$ 952	$ 1,328